Accounts Receivable, Net (Tables)	6 Months Ended
Apr. 30, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable

Accounts receivable as of April 30, 2025 and October 31, 2024 are as follows:

	April 30, 2025	October 31, 2024
Accounts receivable	$9,897,138	$9,444,056
Less: Allowance for credit losses	(1,515,744)	(741,753)
Totals	$8,381,394	$8,702,303

Schedule of Allowance for Accounts Receivable

The following table sets forth the movement of allowance for accounts receivable:

	April 30, 2025	October 31, 2024
Balance, at beginning of the period	$741,753	$803,170
Effects on adoption of ASC 326	-	(3,553)
Addition (Reversal)	789,852	(79,442)
Exchange rate difference	(15,861)	21,578
Balance, at end of the period	$1,515,744	$741,753